INTANGIBLE ASSETS - Gross Value (Details) - ARS ($) $ in Millions	12 Months Ended
	Dec. 31, 2024	Dec. 31, 2023
Intangible assets
Value, at the beginning of the year	$ 2,407,444
Value, at the end of the year	2,312,933	$ 2,407,444
Gross value
Intangible assets
Value, at the beginning of the year	3,763,726	3,263,340
Incorporation by acquisition	4,542
CAPEX	54,166	525,785
Currency translation adjustments	(12,860)	10,138
Decreases	(33,815)	(35,537)
Value, at the end of the year	3,775,759	3,763,726
Gross value | 5G licenses
Intangible assets
Value, at the beginning of the year	460,474
CAPEX		460,474
Value, at the end of the year	460,474	460,474
Gross value | 3G/4G licenses
Intangible assets
Value, at the beginning of the year	1,018,992	1,018,992
Value, at the end of the year	1,018,992	1,018,992
Gross value | PCS and SRCE licenses (Argentina)
Intangible assets
Value, at the beginning of the year	536,709	536,709
Value, at the end of the year	536,709	536,709
Gross value | Nucleo's licenses
Intangible assets
Value, at the beginning of the year	137,102	128,438
CAPEX	596	1,692
Currency translation adjustments	(9,060)	6,972
Value, at the end of the year	128,638	137,102
Gross value | Customer relationships
Intangible assets
Value, at the beginning of the year	718,778	716,816
Incorporation by acquisition	4,542
CAPEX	33
Currency translation adjustments	(412)	1,962
Decreases	(7,074)
Value, at the end of the year	715,867	718,778
Gross value | Brands
Intangible assets
Value, at the beginning of the year	676,655	676,655
Decreases	29
Value, at the end of the year	676,684	676,655
Gross value | Incremental Cost from the acquisition of contracts
Intangible assets
Value, at the beginning of the year	47,603	69,064
CAPEX	11,135	14,103
Currency translation adjustments	(2,005)	(27)
Decreases	(26,770)	(35,537)
Value, at the end of the year	29,963	47,603
Gross value | Content activation
Intangible assets
Value, at the beginning of the year	10,079	6,146
CAPEX	2,502	3,933
Value, at the end of the year	12,581	10,079
Gross value | Internally generated software
Intangible assets
Value, at the beginning of the year	107,065	67,483
CAPEX	39,899	39,338
Currency translation adjustments	7
Transfer		244
Value, at the end of the year	146,971	107,065
Gross value | Others
Intangible assets
Value, at the beginning of the year	50,269	43,037
CAPEX	1	6,245
Currency translation adjustments		1,231
Transfer		(244)
Decreases	(1,390)
Value, at the end of the year	$ 48,880	$ 50,269